Significant accounting policies (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Disclosure of detailed information about accounting policy adoption
Accumulated losses			€ (297,779)	€ (211,441)	€ (112,272)
Increase in deferred income			83,200
Cumulative fair value loss recognized in other comprehensive income				(600)	(400)
Operating result			(44,807)	(89,802)	(11,491)
Cash flow from operating activities			(142,466)	(147,030)	239,403
Cash flows from financing activities			287,876	353,357	€ 395,996
IFRS 16
Disclosure of detailed information about accounting policy adoption
Right-of-use assets						€ 26,300
Lease liabilities						€ 26,300
Depreciation charges and interest cost		€ 5,300
Operating result		200
Finance costs		400
Cash flow from operating activities		4,900
Cash flows from financing activities		€ (4,900)
IFRS 15
Disclosure of detailed information about accounting policy adoption
Accumulated losses	€ (83,200)
Increase in deferred income			€ 83,200
IFRS 9
Disclosure of detailed information about accounting policy adoption
Fair value loss reclassified to accumulated losses	€ 600
IAS 39
Disclosure of detailed information about accounting policy adoption
Cumulative fair value loss recognized in other comprehensive income				€ 600